RELATED PARTY TRANSACTIONS (Schedule of Significant Related Party Transactions and Balances) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Related Party Transaction [Line Items]
Purchase of product from related party	$ 859.3	$ 419.2	$ 421.2
Purchase of services from related party	19.2	53.8	0.7
Sales of products to related party	569.1	666.6	465.0
Sales of services to related party	7.2
Borrowings from related party		35.8
Loans to related party	101.1	66.1	19.5
Interest paid to related party	0.2	0.7	3.5
Interest received from related party	2.4	1.6	0.3
Hanwha S&C Co., Ltd. [Member]
Related Party Transaction [Line Items]
Interest paid to related party		0.7
Hanwha Corporation [Member]
Related Party Transaction [Line Items]
Purchase of product from related party	259.8	306.7	310.8
Purchase of services from related party	1.6	40.1
Sales of products to related party	38.7	117.5	340.8
Interest paid to related party			3.5
Hanwha Techm Hungary Zrt. [Member]
Related Party Transaction [Line Items]
Interest paid to related party	0.1
Hanwha Chemical Trading Shanghai Co., Ltd. [Member]
Related Party Transaction [Line Items]
Interest paid to related party	0.1
Foodist Food Culture Shanghai Co., Ltd. [Member]
Related Party Transaction [Line Items]
Purchase of services from related party	4.4	4.9
Hanwha SC Co., Ltd. [Member]
Related Party Transaction [Line Items]
Purchase of services from related party	6.9	2.5
Hanwha Advanced Materials Corporation [Member]
Related Party Transaction [Line Items]
Purchase of product from related party	43.4	47.3	5.5
Purchase of services from related party	1.6
Hanwha Chemical Corporation [Member]
Related Party Transaction [Line Items]
Purchase of product from related party	53.7	35.6	3.7
Purchase of services from related party	0.8
Commission fee for bank borrowings and long-term notes paid to related party	5.7	7.7	2.3
Hanwha Q CELLS USA Corp. [Member]
Related Party Transaction [Line Items]
Purchase of product from related party		20.4
Purchase of services from related party		0.8
Sales of products to related party		139.7	2.5
Loans to related party	1.0	30.0	15.3
Interest received from related party		0.9	0.3
Hanwha Q CELLS Korea Corp. [Member]
Related Party Transaction [Line Items]
Purchase of product from related party	496.4	2.7
Sales of products to related party	105.5	76.5	0.2
Sales of services to related party	7.2
Loans to related party	100.0	30.0
Interest received from related party	2.4	0.7
Hanwha International LLC [Member]
Related Party Transaction [Line Items]
Purchase of product from related party		2.3
Purchase of services from related party		1.8
Sales of products to related party		75.0	55.6
Hanwha Q CELLS Japan Co., Ltd. [Member]
Related Party Transaction [Line Items]
Purchase of product from related party	5.9	3.1	2.1
Sales of products to related party	284.0	193.4	56.7
Renew Akshay Urja Private Limited [Member]
Related Party Transaction [Line Items]
Sales of products to related party	51.3	38.4
Primo Gunes Enerjisi A.S. [Member]
Related Party Transaction [Line Items]
Loans to related party	0.1	5.1
Burdur Enerji A.S. [Member]
Related Party Transaction [Line Items]
Sales of products to related party	0.0	10.2
Loans to related party		1.0
Bt1 Enerji Ic Ve Dis Tic.San.Ve Tic.Ltd.Sti. [Member]
Related Party Transaction [Line Items]
Sales of products to related party	3.0	5.7
Altinorda Enerji Ic Ve Dis Tic.San.Ve Tic.Ltd.Sti. [Member]
Related Party Transaction [Line Items]
Sales of products to related party	0.7	1.4
Razin Elektrik Uretim Sanayi Ve Ticaret Anonim Sirketi [Member]
Related Party Transaction [Line Items]
Sales of products to related party	25.1	2.0
Bahcesaray Enerjis Ic Ve Dis Tic.San.Ve Tic.Ltd.Sti. [Member]
Related Party Transaction [Line Items]
Sales of products to related party	0.7	1.4
Meca Enerji Ic Ve Dis Tic.San.Ve Ticaret Limited Sirketi [Member]
Related Party Transaction [Line Items]
Sales of products to related party	0.7	1.4
Fenland Renewables Ltd [Member]
Related Party Transaction [Line Items]
Loans to related party			5.0
Green End Renewables Ltd [Member]
Related Party Transaction [Line Items]
Loans to related party			4.1
Hanwha Engineering Construction [Member]
Related Party Transaction [Line Items]
Sales of products to related party		3.7
SolarOne Group [Member]
Related Party Transaction [Line Items]
Purchase of product from related party			84.1
Sales of products to related party			9.1
Hanwha S&C Trading (Shanghai) Co., Ltd. [Member]
Related Party Transaction [Line Items]
Borrowings from related party		16.0
Hanwha Chemical Thailand Co., Ltd. [Member]
Related Party Transaction [Line Items]
Borrowings from related party		5.0
Hanwha Chemical Malaysia Sdn. Bhd. [Member]
Related Party Transaction [Line Items]
Borrowings from related party		5.0
Hanwha Europe GmbH [Member]
Related Party Transaction [Line Items]
Purchase of product from related party	0.1		14.3
Borrowings from related party		9.8
Hancomm [Member]
Related Party Transaction [Line Items]
Purchase of product from related party			0.4
Purchase of services from related party		0.3	0.4
Hanwha Life Insurance Co., Ltd. [Member]
Related Party Transaction [Line Items]
Purchase of services from related party	0.8
Hanwha Non-Life Insurance Co., Ltd. [Member]
Related Party Transaction [Line Items]
Purchase of services from related party	0.9
Hanwha TechM Co., Ltd. [Member]
Related Party Transaction [Line Items]
Purchase of fixed assets from related party		89.4
TRI ENERGY GLOBAL PTE. LTD. [Member]
Related Party Transaction [Line Items]
Sales of products to related party	59.7
Others [Member]
Related Party Transaction [Line Items]
Purchase of product from related party		1.1	0.3
Purchase of services from related party	1.3	3.4	0.3
Sales of products to related party		$ 0.3	$ 0.1